BANK ACQUISITION (Schedule of Loans with and without Evidence of Credit Quality Deterioration) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Mar. 18, 2014
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 4,649	$ 0
Real Estate [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,106	0
Non-impaired Purchased Loans [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	102,206		112,720
Non-impaired Purchased Loans [Member] | One to Four Family [Member] | Real Estate [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	35,501		39,995
Non-impaired Purchased Loans [Member] | Real Estate Multi Family [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,241		3,851
Non-impaired Purchased Loans [Member] | Commercial Real Estate Construction Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,609		7,210
Non-impaired Purchased Loans [Member] | Farm Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	6,443		7,304
Non-impaired Purchased Loans [Member] | Nonresidential and land Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	28,711		26,013
Non-impaired Purchased Loans [Member] | Commercial Nonmortgage Loans Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	21,065		22,090
Non-impaired Purchased Loans [Member] | Consumer Loans [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			6,257
Credit-impaired Purchased Loans [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,649		5,406
Credit-impaired Purchased Loans [Member] | One to Four Family [Member] | Real Estate [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,355		1,399
Credit-impaired Purchased Loans [Member] | Real Estate Multi Family [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	0		0
Credit-impaired Purchased Loans [Member] | Commercial Real Estate Construction Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	0		0
Credit-impaired Purchased Loans [Member] | Farm Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	579		758
Credit-impaired Purchased Loans [Member] | Nonresidential and land Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	2,154		2,523
Credit-impaired Purchased Loans [Member] | Commercial Nonmortgage Loans Financing Receivable [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	539		565
Credit-impaired Purchased Loans [Member] | Consumer Loans [Member] | Town Square Financial [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality			$ 161